Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Operating Expenses [Abstract]
Schedule of vessel operating expenses
Vessel operating expenses are comprised of the following:

	Year Ended December 31,
	2021	2022	2023
Crew wages and related costs	$36,821	$38,083	$39,473
Insurance	3,601	4,749	5,263
Repairs, maintenance and drydocking costs	8,797	12,148	16,354
Spares, stores and provisions	15,473	16,623	18,738
Lubricants	3,846	5,068	5,479
Taxes	690	674	606
Miscellaneous	2,821	2,866	3,288
Total	$72,049	$80,211	$89,201